Equity Incentive Plan - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 15, 2020	Sep. 30, 2020	Feb. 29, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Common stock shares reserved for issuance				9,118,000
Stock-based compensation expense				$ 21,439	$ 883	$ 788
Estimated grant date fair value				$ 8.00
Stock Option
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total intrinsic value of options exercised				$ 8,200	$ 200	$ 100
Total unrecognized stock-based compensation expense				$ 4,800
Estimated weighted average period over which unamortized share-based compensation are expected to be recognize				3 months 14 days
Stock options, description				The options vest over the requisite service period if the Company achieves both (i) a performance condition tied to a liquidity event, which includes the effectiveness of an IPO, and (ii) certain market conditions, provided the optionee is providing services on the date of the event.
Modified stock options with performance and market-based conditions to employees			1,457,000
Stock options outstanding				4,763,000	3,757,000
Stock-based compensation expense	$ 18,500			$ 18,500
Outstanding stock options were fully vested				152,000
Stock Option | Employees and Executive Officers
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock options outstanding				1,933,000
Shares granted of stock options with performance and market-based conditions to employees				504,000	632,000	321,000
Stock Option | Share-based Payment Arrangement, Employee
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Weighted average grant date fair value of options granted to employees				$ 7.97	$ 2.77	$ 1.90
Total fair value of options vested				$ 3,300	$ 700	$ 700
Stock Options Excluding Market and Performance Condition
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total unrecognized stock-based compensation expense				$ 6,200
Estimated weighted average period over which unamortized share-based compensation are expected to be recognize				1 year 3 months 25 days
RSU
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total fair value of options vested				$ 200
Estimated weighted average period over which unamortized share-based compensation are expected to be recognize				3 years 1 month 13 days
Shares granted of stock options with performance and market-based conditions to employees				49,000	0
Total unrecognized stock-based compensation expense				$ 2,200
Performance Stock Units
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Shares granted of stock options with performance and market-based conditions to employees				25,000	0
Performance Stock Units | Maximum
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Performance based units approved based on performance relative to specified revenue targets				200.00%
Total unrecognized stock-based compensation expense				$ 1,300
Performance Stock Units | Minimum
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Performance based units approved based on performance relative to specified revenue targets				0.00%
2020 Equity Incentive Plan
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Common stock shares reserved for issuance		3,665,000
Percentage of maximum number on common stock shares outstanding, additional shares available for issuance		4.00%
Contractual term				10 years
Percentage of fair market value of common stock				100.00%
Employee Stock Purchase Plan (ESPP)
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Common stock shares reserved for issuance		687,000
Percentage of maximum number on common stock shares outstanding, additional shares available for issuance		1.00%
Percentage of fair market value of common stock		85.00%
Total unrecognized stock-based compensation expense				$ 200
Estimated weighted average period over which unamortized share-based compensation are expected to be recognize				2 months 1 day
ESPP offering period		6 months
ESPP initial offering date		Sep. 15, 2020
ESPP expiration date		Feb. 26, 2021
Number of shares purchased				0
Employee Stock Purchase Plan (ESPP) | Maximum
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Eligible compensation percentage to purchase common stock		15.00%